SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Notional amount	$ 21,162	$ 41,699
Unrealized loss recorded in accumulated other comprehensive income (loss)	0	333
Derivative Assets	539	371
Derivative Liabilities	0	(942)
Gain recognized in other comprehensive income, net	951	(709)
Gain (loss) recognized in statements of income	(1,880)	(4,581)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	951	(709)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Cost of revenues and Operating expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	(3,306)	(2,555)
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	0	13,247
Foreign exchange option and forward contracts [Member] | Designated As Hedging [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	539	39
Foreign exchange option and forward contracts [Member] | Designated As Hedging [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	0	(450)
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	0	0
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	1,313	(1,506)
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	0	333
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	0	(62)
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	0	0
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	113	(520)
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 0	$ (430)